Related Party Transactions and Exempt Party-In-Interest Transactions (Details) - EBP 002 - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total Investments, at fair value	$ 1,135,572,137	$ 963,556,785
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, investment, number of shares (in shares)	6.3	6.8
Total Investments, at fair value		$ 317,549,115
EBP, investment acquired, excluding plan interest in master trust, cost	$ 4,423,172